Transfer of Financial Assets - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended										12 Months Ended
	Mar. 31, 2013 Subsidiaries USD ($)	Mar. 31, 2012 Subsidiaries JPY (¥)	Mar. 31, 2011 Subsidiaries JPY (¥)	Mar. 31, 2013 U.S. Subsidiary JPY (¥)	Mar. 31, 2012 U.S. Subsidiary JPY (¥)	Mar. 31, 2011 U.S. Subsidiary JPY (¥)	Mar. 31, 2012 European Subsidiaries USD ($)	Mar. 31, 2013 Maximum Subsidiaries JPY (¥)	Mar. 31, 2013 Maximum U.S. Subsidiary USD ($)	Mar. 31, 2013 Maximum European Subsidiaries JPY (¥)	Mar. 31, 2013 Japan JPY (¥)	Mar. 31, 2012 Japan JPY (¥)	Mar. 31, 2011 Japan JPY (¥)	Mar. 31, 2013 Japan Maximum JPY (¥)
Sale of Receivables [Line Items]
Aggregate trade accounts receivable eligible for sale, maximum								¥ 24,000	$ 350	¥ 72,500				¥ 53,700
Trade accounts receivable, maximum original due date								180 days		150 days				190 days
Trade accounts receivable sold	89,700	130,060	166,025	355,872	476,855	414,147	66,020				105,888	126,513	136,232
Deferred sales proceeds from receivable				¥ 4,462	¥ 16,272